LOSS ON FOREIGN CURRENCY FORWARD CONTRACT	12 Months Ended
Dec. 31, 2018
LOSS ON FOREIGN CURRENCY FORWARD CONTRACT
LOSS ON FOREIGN CURRENCY FORWARD CONTRACT

12     LOSS ON FOREIGN CURRENCY FORWARD CONTRACT

The Company entered into a foreign currency forward contract on January 29, 2016 to sell its time deposits denominated in RMB for US dollars at a fixed rate at 6.7070 on May 19, 2016 with the notional amount of RMB564,095. The Company settled the forward contract on May 19, 2016 and incurred a loss on foreign currency forward contract in the amount of RMB12,898 for the year ended December 31, 2016.